UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2007
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               10-31-2007
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          130
                                         -----------

Form 13F Information Table Value Total:  $   161,886
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:           ITEM 3:           ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                   CUSIP             FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS    NUMBER            VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ------            -----------    ------      ----------     --------    ---------
iShares Russell 1000 Val         COMMON STOCK                        8,956,248      104,203       SOLE           SOLE      SOLE
Exxon Mobil Corporation          COMMON STOCK      91927806          8,138,245       87,924       SOLE           SOLE      SOLE
Nasdaq 100 Shares                COMMON STOCK                        7,901,306      153,692       SOLE           SOLE      SOLE
iShares Tr Russell               COMMON STOCK                        6,191,056       74,645       SOLE           SOLE      SOLE
iShares Tr MSCI EAFE Fd          COMMON STOCK                        6,024,693       72,947       SOLE           SOLE      SOLE
iShares Russell Midcap           COMMON STOCK                        4,622,366       30,551       SOLE           SOLE      SOLE
Cisco Systems                    COMMON STOCK      17275R102         4,136,069      124,844       SOLE           SOLE      SOLE
Sabine Royalty Trust             COMMON STOCK      785688102         3,870,319       87,842       SOLE           SOLE      SOLE
AllianceBernstein Holding LP     COMMON STOCK      18548107          3,361,192       38,165       SOLE           SOLE      SOLE
Procter & Gamble                 COMMON STOCK      742718109         3,348,043       47,598       SOLE           SOLE      SOLE
Goldman Sachs Group Inc          COMMON STOCK                        2,938,994       13,560       SOLE           SOLE      SOLE
Apache Corp                      COMMON STOCK                        2,712,067       30,114       SOLE           SOLE      SOLE
Apple Computer Inc               COMMON STOCK                        2,623,877       17,097       SOLE           SOLE      SOLE
Chevron Corp                     COMMON STOCK      166741100         2,479,870       26,500       SOLE           SOLE      SOLE
EMC Corp Mass                    COMMON STOCK      268648102         2,464,301      118,476       SOLE           SOLE      SOLE
AT&T Inc.                        COMMON STOCK                        2,348,290       55,502       SOLE           SOLE      SOLE
General Electric                 COMMON STOCK      369604103         2,343,613       56,609       SOLE           SOLE      SOLE
Devon Energy Corp New            COMMON STOCK                        2,288,416       27,505       SOLE           SOLE      SOLE
Peabody Energy Corporation       COMMON STOCK                        2,212,791       46,225       SOLE           SOLE      SOLE
iShares MSCI Val Idx Fd          COMMON STOCK                        2,185,817       27,991       SOLE           SOLE      SOLE
Stryker Corp                     COMMON STOCK                        2,001,947       29,115       SOLE           SOLE      SOLE
AmeriGas Partners LP             COMMON STOCK      30975106          1,959,930       54,900       SOLE           SOLE      SOLE
United Technologies              COMMON STOCK      913017109         1,937,556       24,075       SOLE           SOLE      SOLE
Plum Creek Timber Co             COMMON STOCK      729251108         1,917,966       42,850       SOLE           SOLE      SOLE
Bank of America Corp             COMMON STOCK                        1,905,635       37,908       SOLE           SOLE      SOLE
FPL Group                        COMMON STOCK                        1,865,059       30,635       SOLE           SOLE      SOLE
XTO Energy Inc                   COMMON STOCK                        1,840,358       29,760       SOLE           SOLE      SOLE
Altria Group                     COMMON STOCK                        1,787,408       25,707       SOLE           SOLE      SOLE
Buckeye Partners LP              COMMON STOCK                        1,751,807       35,795       SOLE           SOLE      SOLE
U S Bancorp Del                  COMMON STOCK                        1,713,192       52,665       SOLE           SOLE      SOLE
iShares Trust Dow Jones          COMMON STOCK                        1,705,404       24,609       SOLE           SOLE      SOLE
Abbott Laboratories              COMMON STOCK      2824100           1,565,865       29,203       SOLE           SOLE      SOLE
Expeditors Int'l                 COMMON STOCK                        1,463,462       30,940       SOLE           SOLE      SOLE
San Juan Basin Royal Tr          COMMON STOCK      798241105         1,446,471       42,795       SOLE           SOLE      SOLE
Anadarko Petroleum               COMMON STOCK      32511107          1,429,750       26,600       SOLE           SOLE      SOLE
Google Inc Class A               COMMON STOCK                        1,403,993        2,475       SOLE           SOLE      SOLE
iShares Tr Russell               COMMON STOCK                        1,357,507       17,646       SOLE           SOLE      SOLE
Verizon Communications           COMMON STOCK      92343V104         1,317,994       29,765       SOLE           SOLE      SOLE
Bristol-Myers Squibb             COMMON STOCK      110122108         1,299,998       45,107       SOLE           SOLE      SOLE
Xcel Energy Inc                  COMMON STOCK                        1,239,476       57,543       SOLE           SOLE      SOLE
Pepsico Inc.                     COMMON STOCK      997134101         1,212,819       16,555       SOLE           SOLE      SOLE
Sherwin Williams                 COMMON STOCK                        1,178,706       17,938       SOLE           SOLE      SOLE
Franklin Resources Inc.          COMMON STOCK      354613101         1,129,650        8,860       SOLE           SOLE      SOLE
Wells Fargo                      COMMON STOCK      949746101         1,104,184       30,999       SOLE           SOLE      SOLE
Public Storage Inc.              COMMON STOCK                        1,074,359       13,660       SOLE           SOLE      SOLE
Target Corp                      COMMON STOCK      872540109         1,062,827       16,719       SOLE           SOLE      SOLE
Microsoft Corporation            COMMON STOCK      594918104         1,049,012       35,608       SOLE           SOLE      SOLE
Southern Company                 COMMON STOCK      842587107         1,033,799       28,495       SOLE           SOLE      SOLE
Citigroup Inc.                   COMMON STOCK      172967101           990,104       21,215       SOLE           SOLE      SOLE
BHP Billiton                     COMMON STOCK      88606108            975,033       12,405       SOLE           SOLE      SOLE
3M Company                       COMMON STOCK      604059105           966,775       10,331       SOLE           SOLE      SOLE
Johnson & Johnson                COMMON STOCK      478160104           909,814       13,848       SOLE           SOLE      SOLE
Merck & Co.                      COMMON STOCK      58933107            903,179       17,473       SOLE           SOLE      SOLE
Vodafone Group New ADR           COMMON STOCK                          843,285       23,231       SOLE           SOLE      SOLE
Diamonds TRUST Series I          COMMON STOCK                          836,238        6,020       SOLE           SOLE      SOLE
BP PLC                           COMMON STOCK      55622104            833,587       12,020       SOLE           SOLE      SOLE
Emerson Electric Company         COMMON STOCK      291011104           824,910       15,500       SOLE           SOLE      SOLE
J M Smuckers Co New              COMMON STOCK                          817,647       15,306       SOLE           SOLE      SOLE
General Dynamics Corp            COMMON STOCK                          800,353        9,475       SOLE           SOLE      SOLE
Questar Corporation              COMMON STOCK                          777,234       14,796       SOLE           SOLE      SOLE
Healthcare Realty Trust          COMMON STOCK      421946104           776,206       29,115       SOLE           SOLE      SOLE
Walgreen Company                 COMMON STOCK      931422109           772,610       16,355       SOLE           SOLE      SOLE
Apartment Invt & Mgmt A          COMMON STOCK      03748R101           767,029       16,996       SOLE           SOLE      SOLE
Hewlett Packard Company          COMMON STOCK      428236103000        765,820       15,381       SOLE           SOLE      SOLE
Intel Corporation                COMMON STOCK      458140100           746,371       28,862       SOLE           SOLE      SOLE
Hospitality Pptys TRUST          COMMON STOCK                          728,855       17,930       SOLE           SOLE      SOLE
EOG Resources                    COMMON STOCK      293562104           724,023       10,010       SOLE           SOLE      SOLE
Alcoa Inc.                       COMMON STOCK      13817101            721,764       18,450       SOLE           SOLE      SOLE
iShares Tr Russell               COMMON STOCK      464287655           720,540        9,000       SOLE           SOLE      SOLE
Zimmer Holdings Inc              COMMON STOCK      98956P102           702,507        8,674       SOLE           SOLE      SOLE
Diageo PLC ADR                   COMMON STOCK                          689,558        7,860       SOLE           SOLE      SOLE
Schlumberger Ltd.                COMMON STOCK      80685718001         674,520        6,424       SOLE           SOLE      SOLE
Sector Spdr Engy Select          COMMON STOCK                          669,984        8,957       SOLE           SOLE      SOLE
Enerplus Res FD                  COMMON STOCK                          660,800       14,000       SOLE           SOLE      SOLE
Water Resources ETF              COMMON STOCK                          629,505       29,485       SOLE           SOLE      SOLE
Keycorp Inc New                  COMMON STOCK                          591,639       18,300       SOLE           SOLE      SOLE
Wal Mart Stores Inc.             COMMON STOCK                          589,712       13,510       SOLE           SOLE      SOLE
Pfizer Incorporated              COMMON STOCK      717081103           547,305       22,403       SOLE           SOLE      SOLE
WP Carey & Co LLC                COMMON STOCK                          533,295       16,930       SOLE           SOLE      SOLE
Jacobs Engineering Group         COMMON STOCK                          513,188        6,790       SOLE           SOLE      SOLE
Cedar Fair L P Dep Uts           COMMON STOCK                          498,465       20,900       SOLE           SOLE      SOLE
Noble Corporation                COMMON STOCK                          483,143        9,850       SOLE           SOLE      SOLE
Ingersoll Rand                   COMMON STOCK                          479,336        8,800       SOLE           SOLE      SOLE
Clorox Co.                       COMMON STOCK                          464,500        7,616       SOLE           SOLE      SOLE
UnitedHealth Group               COMMON STOCK      910581107           463,233        9,565       SOLE           SOLE      SOLE
Walt Disney                      COMMON STOCK      254687106           451,369       13,125       SOLE           SOLE      SOLE
Ecolab Inc                       COMMON STOCK                          439,668        9,315       SOLE           SOLE      SOLE
Medtronic Inc.                   COMMON STOCK      585055106           438,870        7,780       SOLE           SOLE      SOLE
McDonald's                       COMMON STOCK                          435,651        7,998       SOLE           SOLE      SOLE
Cree Inc                         COMMON STOCK                          431,824       13,885       SOLE           SOLE      SOLE
Coca-Cola Co.                    COMMON STOCK      191216100           430,278        7,487       SOLE           SOLE      SOLE
Waste Management Inc Del         COMMON STOCK                          416,838       11,045       SOLE           SOLE      SOLE
Sector Spdr Materials Fd         COMMON STOCK                          416,342        9,887       SOLE           SOLE      SOLE
Johnson Controls Inc             COMMON STOCK                          407,480        3,450       SOLE           SOLE      SOLE
Duke Energy                      COMMON STOCK      264399106           404,751       21,656       SOLE           SOLE      SOLE
Bard C R Incorporated            COMMON STOCK                          384,067        4,355       SOLE           SOLE      SOLE
Nike Inc. Cl B                   COMMON STOCK      654106103           381,290        6,500       SOLE           SOLE      SOLE
General Mills Inc.               COMMON STOCK      370334104           374,455        6,455       SOLE           SOLE      SOLE
IBM                              COMMON STOCK      459200101           372,130        3,159       SOLE           SOLE      SOLE
iShares Tr Nasdaq Bio Fd         COMMON STOCK                          363,125        4,375       SOLE           SOLE      SOLE
I Shares Tr DJ US Utils          COMMON STOCK                          358,530        3,700       SOLE           SOLE      SOLE
American Express Company         COMMON STOCK      25816109            355,033        5,980       SOLE           SOLE      SOLE
Polaris Industries               COMMON STOCK      731068102           345,907        7,930       SOLE           SOLE      SOLE
Starbucks                        COMMON STOCK      8552441             336,198       12,832       SOLE           SOLE      SOLE
Powershares CleanTech ETF        COMMON STOCK                          334,286       10,532       SOLE           SOLE      SOLE
Barrick Gold                     COMMON STOCK                          322,240        8,000       SOLE           SOLE      SOLE
FedEx Corp                       COMMON STOCK                          318,964        3,045       SOLE           SOLE      SOLE
Heinz H J Co                     COMMON STOCK      423074103           314,021        6,797       SOLE           SOLE      SOLE
Ultra Petroleum Corp             COMMON STOCK                          310,200        5,000       SOLE           SOLE      SOLE
Fifth Third Bancorp              COMMON STOCK                          305,767        9,025       SOLE           SOLE      SOLE
iShares MSCI Jpn Idx Fd          COMMON STOCK                          279,759       19,509       SOLE           SOLE      SOLE
Medco Health Solutions           COMMON STOCK                          271,170        3,000       SOLE           SOLE      SOLE
Precision Castparts Corp         COMMON STOCK                          266,364        1,800       SOLE           SOLE      SOLE
Nokia Corp                       COMMON STOCK      654902204           249,010        6,565       SOLE           SOLE      SOLE
Canadian Natl Ry Co              COMMON STOCK                          242,820        4,260       SOLE           SOLE      SOLE
Wilderhill Clean Energy ETF      COMMON STOCK                          237,369       10,370       SOLE           SOLE      SOLE
iShares Tr Dow Jones Re          COMMON STOCK                          226,198        2,958       SOLE           SOLE      SOLE
Nabors Industries Ltd            COMMON STOCK                          214,159        6,960       SOLE           SOLE      SOLE
Costco Companies Inc             COMMON STOCK                          213,874        3,485       SOLE           SOLE      SOLE
Colgate Palmolive                COMMON STOCK      194162103           203,048        2,847       SOLE           SOLE      SOLE
iShares Tr Lehman Bd Fd          COMMON STOCK                          202,340        2,023       SOLE           SOLE      SOLE
Forest Laboratories Inc.         COMMON STOCK      345838106           201,366        5,400       SOLE           SOLE      SOLE
Home Depot                       COMMON STOCK      437076102           201,290        6,205       SOLE           SOLE      SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                          127,947      219,200       SOLE           SOLE      SOLE
Eroom System Tech Inc            COMMON STOCK      296016108             2,970       18,563       SOLE           SOLE      SOLE
Galaxy Energy Corp               COMMON STOCK                            1,480       16,000       SOLE           SOLE      SOLE
Pop N Go Inc                     COMMON STOCK      732816103               160       12,800       SOLE           SOLE      SOLE
Ben Ezra Weinstein New           COMMON STOCK                               25       50,000       SOLE           SOLE      SOLE
Intl Cavitation Tech             COMMON STOCK                                4       40,000       SOLE           SOLE      SOLE
Pacer Energy                     COMMON STOCK                                0       35,000       SOLE           SOLE      SOLE